SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Total	$ 2,074	$ 2,588	$ 5,309	$ 10,056
Segment loss (gain)	2,912	4,952	10,153	13,720
(Gain) Loss on revaluation of warrant liability	539	(2,260)	(3,236)	84
Finance income, net	82	(140)	186	49
Tax expenses
Loss	3,533	2,588	7,103	13,853
External [member]
Disclosure of operating segments [line items]
Total	2,074	2,736	5,340	10,485
Inter segment [member]
Disclosure of operating segments [line items]
Total		(148)	(31)	(429)
Precision metal parts [member]
Disclosure of operating segments [line items]
Total	1,418	781	3,649	2,394
Segment loss (gain)	(236)	195	(60)	743
Precision metal parts [member] | External [member]
Disclosure of operating segments [line items]
Total	1,418	781	3,649	2,394
Precision metal parts [member] | Inter segment [member]
Disclosure of operating segments [line items]
Total
Advanced engineering [member]
Disclosure of operating segments [line items]
Total	502	365	1,352	1,520
Segment loss (gain)	286	187	1,066	131
Advanced engineering [member] | External [member]
Disclosure of operating segments [line items]
Total	502	513	1,383	1,949
Advanced engineering [member] | Inter segment [member]
Disclosure of operating segments [line items]
Total		(148)	(31)	(429)
SmartCarts [member]
Disclosure of operating segments [line items]
Total	154	1,442	308	6,142
Segment loss (gain)	2,862	4,570	9,147	12,846
SmartCarts [member] | External [member]
Disclosure of operating segments [line items]
Total	154	1,442	308	6,142
SmartCarts [member] | Inter segment [member]
Disclosure of operating segments [line items]
Total